SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Summary Of Significant Accounting Policies Details Narrative
Depreciation	$ 1,343			$ 1,343